Employee benefit expenses - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Accrued Employee Compensation	$ 447,303	$ 673,387	$ 332,080
Accrued Directors remuneration	$ 11,182	$ 25,690	$ 16,604
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Employees' compensation distribution rate	10.00%
Director remuneration rate no more than	0.50%